Taxes - Schedule of components of the Group's deferred tax assets (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Deferred tax asset movement:
Opening balance	$ 5,486,804	$ 5,288,913
Income tax benefit		78,018
Reversal		(233,084)
Foreign currency adjustments	(177,516)	352,957
Closing balance	$ 5,309,288	$ 5,486,804